SUPPLEMENT DATED SEPTEMBER 22, 2008

            TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2008 OF:
                               ALLIANZ REWARDS{TM}
                              ALLIANZ ALTERITY{TM}
                           ALLIANZ HIGH FIVE{TM} BONUS
                             ALLIANZ HIGH FIVE{TM} L
                              ALLIANZ HIGH FIVE{TM}
                    VALUEMARK{R} II & III AND VALUEMARK{R} IV

                         ALLIANZ ADVANTAGE{TM} NEW YORK
                        ALLIANZ OPPORTUNITY{TM} NEW YORK
                         ALLIANZ CHARTER{TM} II NEW YORK
                         ALLIANZ HIGH FIVE{TM} NEW YORK

                                    ISSUED BY

    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                            COMPANY OF NEW YORK, AND
    ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

   This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. The
 Investment Options mentioned below may not be offered through all of the above referenced variable products.

    This supplement also updates information applicable to certain additional contracts and policies issued by Allianz Life Insurance Company that are not referenced above, which are no longer offered for sale.

1.NOTICE OF EFFECTED SUBSTITUTION

Effective September 19, 2008, shares of the following AZL Investment Options were substituted for all shares of the following VIT Investment Options owned through variable insurance products issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York (known collectively as "Allianz Life Insurance Company"). There was no fee charged for the substitutions. In addition, the substitutions will not count toward any limit on free transfers.

AZL REPLACEMENT INVESTMENT OPTIONS SHARE CLASS(ES)                VIT REPLACED INVESTMENT OPTIONS                SHARE CLASS(ES)
           (SUBADVISER)                                                (ADVISER/SUBADVISER)
AZL Jennison 20/20 Focus Fund          Class 2     Jennison 20/20 Focus Portfolio                                    Class 2
(Jennison Associates LLC)                          (Prudential Investments LLC/Jennison Associates LLC)
AZL S&P 500 Index Fund                 Class 1     Dreyfus Stock Index Fund, Inc.                                    Initial
(The Dreyfus Corporation)              Class 2     (The Dreyfus Corporation)                                         Service
AZL Small Cap Stock Index Fund         Class 2     Dreyfus Investment Portfolios Small Cap Stock Index Portfolio     Service
(The Dreyfus Corporation)                          (The Dreyfus Corporation)

If you have not already transferred the Contract Value attributable to a VIT Replaced Investment Option to another Investment Option(s) prior to the date of the Substitution, you are permitted a free transfer right out of each AZL Replacement Investment Option in your Investment Options for 30 days after the Substitutions. In exercising your free transfer right, if you choose, you can divide the applicable Contract Value, transferring part to one Investment Option and part to other Investment Options, subject to any Contract limitations on minimum investment in a particular Investment Option. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life Insurance Company will not impose any additional transfer restrictions on this transfer. If you have already exercised your free transfer, any transfer you make will count toward any limitations on free transfers.

You should already have received a current prospectus for the AZL Replacement Investment Options. However, if you have not already received a current prospectus, you can obtain copies of the prospectus for the Replacement Investment Options or for any of the other Investment Options available under your Contract, free of charge, by calling our Service Center toll-free at (800) 624-0197.

                                                     PRO-002-0908    Page 1 of 2

2.EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC
  WILL REPLACE THE DREYFUS CORPORATION AS THE SUBADVISER TO THE
  AZL{R} DREYFUS PREMIER SMALL CAP VALUE FUND.  IN ADDITION, THE
  FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008.

   NAME EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008                               PREVIOUS NAME
AZL{R} Columbia Small Cap Value Fund                     AZL{R} Dreyfus Premier Small Cap Value Fund

The disclosure for the AZL Dreyfus Premier Small Cap Value Fund in the Investment Options table of the prospectus is replaced with the following:

    INVESTMENT       NAME OF   ASSET CATEGORY OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                     (NORMAL MARKET CONDITIONS)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL           Small Cap     Long-term   Invests at least 80% of net assets in equity securities of companies with
Investment         Columbia                     capital    market capitalizations in the range of the companies in the Russell 2000
Management LLC/    Small Cap                  appreciation Value Index{R} at the time of purchase that the subadviser
Columbia           Value Fund                              believes are undervalued.
Management
Advisors, LLC

3.EFFECTIVE SEPTEMBER 22, 2008, THE ALLIANZ SERVICE CENTER ADDRESS IS CHANGED TO THE FOLLOWING:

       Allianz
       PO Box 561
       Minneapolis, MN 55440-0561

4.THE FOLLOWING CHANGES APPLY TO THE ALLIANZ ALTERITY AND ALLIANZ REWARDS
  PROSPECTUSES. THE "INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT" IN SECTION 4 OF THE PROSPECTUS IS UPDATED AS
  FOLLOWS:

    o The AZL Oppenheimer Developing Markets Fund listed in the Group C Investment Options table is corrected to reflect the new name effective as of December 10, 2007: the AZL Schroder Emerging Markets Equity Fund.

    o  The following Investment Options were assigned to an Investment
       Option group in the prospectus in error. The prospectus is updated to reflect their correct assignment, in a less restrictive Investment Option group, as listed below.

--------------------------------------------------------
|      INVESTMENT OPTION       |INVESTMENT OPTION GROUP|
--------------------------------------------------------
|AZL S&P 500 Index Fund        |           C           |
--------------------------------------------------------
|AZL Small Cap Stock Index Fund|           B           |
--------------------------------------------------------

                                                     PRO-002-0908    Page 2 of 2